Debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Debt
14.
DEBT

A summary of the Group’s debt recorded at amortized cost as of December 31, 2025 and 2024 is outlined below:

		December 31,
		2025	2024
Debt (1)	Security (if applicable)	(in USD and thousands)
River Vessel Financing
€54.2 million loan(2), variable base rate plus 2.4%, due 2025	Viking Baldur, Viking Magni	$—	$17,096
€20.3 million loan(2), variable base rate plus 2.4%, due 2026	Viking Kvasir	10,089	12,343
€225.8 million loan(2), (3), fixed at 4.73% or variable at SOFR plus CAS and 2.0%, due through 2027	Viking Herja, Viking Hild, Viking Sigrun, Viking Einar	—	23,087
$53.5 million loan, fixed at 5.12%, due 2025	Viking Idi, Viking Astrild, Viking Beyla	—	14,384
$40.0 million loan, fixed at 5.43%, due 2027	Viking Hemming, Viking Osfrid and Viking Torgil	—	15,000
$102.0 million loan, fixed at 5.22% - 5.26%, due 2028	Viking Vali, Viking Tir, Viking Ullur, Viking Sigyn	38,842	51,113
$15.1 million loan, variable base rate plus 2.35%, due 2029	Viking Helgrim	7,404	9,307
€153.2 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Hervor, Viking Gersemi, Viking Kari, Viking Radgrid, Viking Skaga, Viking Fjorgyn	64,832	85,251
€53.6 million loan(2), (3), variable at SOFR plus CAS and 1.30%, due through 2029	Viking Gymir, Viking Egdir	29,915	37,394
Ocean Ship Financing
$291.2 million financial liability, due 2030	Viking Orion	—	209,608
$290.2 million financial liability, due 2031	Viking Jupiter	206,702	221,153
$255.7 million financial liability, variable at SOFR plus CAS and 3.0%, due 2033	Viking Octantis	—	217,359
$299.5 million financial liability, due 2034	Viking Mars	—	271,709
€316.6 million loan(4), fixed at 1.81%, due 2034	Viking Neptune	278,811	274,091
€316.6 million loan(4), fixed at 1.87%, due 2035	Viking Saturn	294,301	287,795
$401.0 million loan(4), fixed at 3.64%, due 2036	Viking Vela	367,572	400,988
$430.5 million loan(4), fixed at 3.70%, due 2037	Viking Vesta	412,570	—
Secured Notes and Unsecured Notes
$675.0 million 5.000% Senior Secured Notes due 2028	Viking Star, Viking Sea and Viking Sky	675,000	675,000
$350.0 million 5.625% Senior Secured Notes due 2029	Viking Venus	350,000	350,000
$250.0 million 6.250% Senior Notes due 2025		—	250,000
$825.0 million 5.875% Senior Notes due 2027		—	825,000
$500.0 million 7.000% Senior Notes due 2029		500,000	500,000
$720.0 million 9.125% Senior Notes due 2031		720,000	720,000
$1.7 billion 5.875% Senior Notes due 2033		1,700,000	—
Other Loans
€6.2 million loan, fixed at 0.3%, due 2026		1,099	2,265
20.0 million CHF loan, fixed at 0.25% - 2.0%, due 2027		8,410	11,050
Total debt		$5,665,547	$5,480,993
Less: Unamortized debt fees and discounts, net of premiums		(163,572)	(145,068)
Total debt, net of fees		$5,501,975	$5,335,925
Less: Current portion of long-term debt		(374,607)	(469,766)
Long-term debt		$5,127,368	$4,866,159

(1) SOFR is Term Secured Overnight Financing Rate and CAS is Credit Adjustment Spread

(2) U.S. dollar denominated

(3) Euler Hermes Aktiengesellschaft (“Hermes”) provides a guarantee equal to 95% of the loan amounts

(4) SACE SpA (“SACE”) provides an insurance policy to the lenders covering 100% of the principal and interest of facility amounts

River vessel financing

When the Group finances river vessels, amounts drawn down are typically repaid in installments over eight to ten years, with monthly, quarterly or semi-annual payments. Generally, the Group has obtained financing of up to 80% of the newbuild contract prices.

Certain of the Group’s loan agreements also have a guarantee from Hermes (the “Hermes Financing”), as indicated in the table above. Additionally, certain subsidiaries of the Group have issued corporate guarantees for the obligations related to the Hermes Financing, the €20.3 million loan, the $102.0 million loan and the $15.1 million loan.

In 2025, the Group repaid the remaining balances of the €54.2 million loan, the €225.8 million loan, the $53.5 million loan and the $40.0 million loan. In 2024, the Group repaid the remaining balances of the €236.1 million loan and the €288.9 million loan.

The Hermes Financing has a financial maintenance covenant that requires Viking River Cruises Ltd (“VRC”), as guarantor, and Viking River Cruises AG (“VRC AG”), as borrower, to maintain at all times following the first drawdown, an aggregate amount of consolidated free liquidity, which includes cash and cash equivalents, marketable securities and receivables from credit card processors, equal to or greater than $75.0 million. As of December 31, 2025, VRC and VRC AG were in compliance with this financial maintenance covenant. The Hermes Financing also contains customary insurance and loan to value requirements and negative covenants subject to a number of important exceptions and qualifications, including, without limitation, covenants restricting indebtedness, liens, investments, mergers, affiliate transactions, asset sales, prepayment of indebtedness, dividends and other distributions. All other river loans include customary insurance requirements. See Note 27 for events taking place subsequent to December 31, 2025.

Ocean and Expedition ship financing

SACE Financing

The Group has entered into loan agreements to finance 12 ocean ships, of which four ships have been delivered as of December 31, 2025, for which SACE has provided insurance policies to the lenders covering 100% of the principal and interest of the facility amount (the “SACE Financing”). Each loan is drawn down upon delivery of the related ocean ship. All loans that are part of the SACE Financing are for up to 80% of the newbuild’s contract price, including certain change orders, plus 100% of the export credit agency premium. The interest rate for each of these loans is fixed and the loans have a term of 12 years from the drawdown date with semi-annual payments.

As of December 31, 2025, the SACE Financing includes outstanding loan balances related to the Neptune loan, the Saturn loan, the Vela loan and the Vesta loan. The SACE Financing will be available for drawdown in USD for the Viking Mira, Viking Libra, Viking Astrea, Viking Lyra, Ship XVII, Ship XVIII, Ship XIX and Ship XX, upon delivery of the ships. The Company and certain subsidiaries of the Group have jointly and severally guaranteed the SACE Financing. The SACE Financing agreements contain certain covenants which are generally in line with the covenants of the Notes described further below.

In June 2025 and December 2024, the Group took delivery of the Viking Vesta and Viking Vela, respectively, and drew down $430.5 million and $401.0 million, respectively.

As the principal amounts of both the Neptune and the Saturn loans are outstanding in euros, the loan balances at each period end are translated to USD with changes recognized through currency (loss) gain in the consolidated statements of operations. For the year ended December 31, 2025, the translation resulted in a currency loss and an increase to the loan balances of $71.6 million. For the year ended December 31, 2024, the translation resulted in a currency gain and a decrease to the loan balances of $36.7 million. For the year ended December 31, 2023, the translation resulted in a net currency loss and a net increase to the loan balances of $9.7 million.

Charter Financing

The Group previously entered into charter agreements to finance the Viking Orion, Viking Jupiter, Viking Octantis and Viking Mars. The charter agreements were accounted for as financial liabilities and included a purchase obligation at the end of the charter term, with an option to purchase the ship beginning on the third anniversary of the charter commencement date. Additionally, the Company had issued a corporate guarantee for these charters.

In 2025, the Group exercised its purchase options for the Viking Orion, Viking Jupiter, Viking Octantis and Viking Mars. As described below, the Group used a portion of the net proceeds from VCL’s 5.875% Senior Notes due 2033, together with cash on hand, to repay the remaining balances of the Viking Orion, Viking Mars and Viking Octantis charters. The remaining balance of the net proceeds, together with cash on hand, was used to repay the Viking Jupiter charter in January 2026. See Note 27.

Secured Notes and Unsecured Notes (the “Notes”)

In May 2025, VCL repaid $250.0 million in principal amount of its 6.250% Senior Notes due 2025 at maturity.

In October 2025, VCL issued $1.7 billion in principal amount of its 5.875% Senior Notes due 2033 with semi-annual interest payments. In the fourth quarter of 2025, VCL used a portion of the net proceeds from its 5.875% Senior Notes due 2033 to fund the full redemption of $550.0 million in principal amount of its 5.875% Senior Notes due 2027, including accrued and unpaid interest, and to pay costs and expenses related to the offering and the redemption. The Group also used a portion of the remaining net proceeds, together with cash on hand, to repay the remaining balances of the Viking Orion, the Viking Mars and the Viking Octantis charters. The balance of the net proceeds, together with cash on hand, was used to repay the Viking Jupiter charter in January 2026. For the year ended December 31, 2025, the Group recognized non-recurring charges of $16.8 million in interest expense for the redemption of VCL’s 5.875% Senior Notes due 2027 and the exercise of the purchase options and updated repayment dates for the Viking Orion, Viking Jupiter, Viking Octantis and Viking Mars charters.

The Notes are guaranteed by the Company and certain of its subsidiaries.

The indentures governing the Notes contain negative covenants applicable to VCL and its subsidiaries restricting liens, sale and leaseback transactions and mergers, subject to a number of important exceptions and qualifications. Certain of the indentures also contain covenants restricting indebtedness, investments, affiliate transactions, asset sales, prepayment of indebtedness and dividends and other distributions. VCL and its subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value. The covenants restricting dividends and other distributions generally restrict the amount of funds that can be transferred from VCL and its restricted subsidiaries to the Company to a basket, which is calculated based on a cumulative earnings metric.

In addition, the indentures governing the Notes contain a cross-acceleration provision whereby the failure by VCL or any of its restricted subsidiaries to make principal payments under other borrowing arrangements or the occurrence of certain events affecting those other borrowing arrangements could trigger an obligation to repay the notes.

The indentures governing the Notes do not contain any financial maintenance covenants.

Other loans

The Group has a fixed interest rate loan agreement for €6.2 million of which 90% is guaranteed by the French government. The Group also has a credit facility for 20.0 million Swiss Francs (“CHF”) of which 85% is guaranteed by the Swiss government. The 20.0 million CHF loan contains customary terms including covenants restricting indebtedness.

Revolving Credit Facility

In 2024, VCL entered into an agreement for a revolving credit facility, which VCL amended and upsized in November 2025 (the “Revolving Credit Facility”). The Revolving Credit Facility provides for the borrowing of up to an aggregate principal amount of $1.0 billion. The Revolving Credit Facility matures on November 14, 2030. In connection with the amendment, loans under the Revolving Credit Facility will be based on either SOFR or a base rate, with such rate ranging from SOFR plus a margin of 1.125% to 2.00% for SOFR loans and from a base rate plus a margin of 0.125% to 1.00% for base rate loans. VCL will also pay a commitment fee between 0.10% to 0.25%, payable quarterly, on the average daily unused amount of the Revolving Credit Facility. Proceeds from the Revolving Credit Facility will be used to make revolving loans to VRC AG, an indirect wholly-owned subsidiary of VCL, pursuant to an intercompany revolving loan agreement, the proceeds of which will be used by VRC AG to finance ongoing working capital requirements and for other general corporate purposes. The obligations of VCL under the Revolving Credit Facility are guaranteed by the Company and certain of VCL’s direct and indirect wholly-owned subsidiaries and are secured by VCL’s rights under the intercompany loan agreement with VRC AG, which is secured by the following river vessels: Viking Odin, Viking Idun, Viking Freya, Viking Njord, Viking Eistla, Viking Bestla, Viking Embla, Viking Aegir, Viking Skadi, Viking Bragi, Viking Tor, Viking Var, Viking Forseti, Viking Rinda, Viking Jarl, Viking Atla, Viking Gullveig, Viking Ingvi and Viking Alsvin. As of December 31, 2025 and 2024, no amounts were drawn on the Revolving Credit Facility.

The Revolving Credit Facility contains affirmative and negative covenants that are customary for a senior secured credit agreement. The negative covenants include, among other things, limitations on asset sales, mergers and consolidations, indebtedness, liens, dividends, investments and transactions with affiliates. The Revolving Credit Facility also contains financial covenants that require VCL to maintain a leverage ratio and interest coverage ratio as per the levels specified in the credit agreement if the aggregate amount of outstanding loans under the Revolving Credit Facility exceeds a certain threshold. VCL and its restricted subsidiaries are generally permitted to incur secured vessel financings for up to 80% of a vessel’s value.

Undrawn debt facilities

As of December 31, 2025, the Group had signed SACE Financing agreements for the Viking Mira, Viking Libra, Viking Astrea, Viking Lyra, Ship XVII, Ship XVIII, Ship XIX and Ship XX, for which amounts will be drawn down upon the delivery of each ship or vessel. See Note 23.